Stock-based Employee Incentive Plans	12 Months Ended
Dec. 31, 2012
Stock-based Employee Incentive Plans [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments

12.	Stock-based Employee Incentive Plans

Our stock-based employee compensation plans (collectively, the “Plans”) provide for awards of stock options, SARs, restricted stock units (“RSUs”), market stock units (“MSUs”), performance stock units (“PSUs”), deferred contingent common stock and the ability for employees to purchase common stock at a discount. At December 31, 2012, approximately 39 million common shares were available for issuance under the Plans. Executive, middle management and non-management employees may be granted RSUs, MSUs, PSUs, stock options and SARs, each of which are described below:

RSUs - For each RSU granted, employees receive one share of common stock, net of taxes, at the end of the vesting period. For RSUs granted prior to 2010, the RSUs will generally become 100% vested three years after the grant is made, with one-third vesting each year. Beginning in 2010, the RSUs generally will become 100% vested approximately three years from the grant date, with one-third vesting each December.

MSUs - The number of vested MSUs (which could range from zero to 150% of the original number of units granted) is dependent on the weighted average closing price of our common stock for the thirty trading days prior to the vesting date, including the vesting date. The MSUs granted prior to 2012 have an approximately two-year vesting period. MSUs representing 50% of the grant date fair value of the MSUs granted in 2012 are subject to a two-year vesting period while the remaining MSUs granted in 2012 are subject to a three-year vesting period.

PSUs - The number of vested PSUs (which could range from zero to 200% of the original number of units granted) is dependent upon the degree to which we achieve performance goals as determined by our Board's Committee on Compensation and Organization (the “Compensation Committee”). The value of each vested PSU is equal to one share of common stock, net of taxes. Half of the PSUs granted in 2012 were subject to a one-year performance period that ended on December 31, 2012, and the remaining half are subject to a one-year performance period ending December 31, 2013. PSUs have an approximately two-year vesting period. The performance period for the 2011 and 2010 PSU grants ended on December 31, 2011 and 2010, respectively. The PSUs granted in 2012 that are subject to the performance period ended December 31, 2012, will vest at 81.67% of the original number of units granted as the Compensation Committee determined that the underlying performance goals were met at the below target level. The PSUs granted in each of 2011 and 2010 vested at 200% of the original number of units granted as the Compensation Committee determined that the underlying performance goals were met at the maximum level.

Stock Options and SARs - We have not granted stock options since 2005, but some remain outstanding.
Stock options were granted to purchase our common stock at or above the market price on the date of grant. SARs granted will be settled in stock, net of taxes, based on the appreciation of our stock price on the exercise date over the market price on the date of grant. SARs and stock options generally become 100% vested three years after the grant is made, with one-third vesting each year. Vested SARs and stock options may be exercised at any time during the ten years after grant, except in certain circumstances, generally related to employment termination or retirement. At the end of the ten-year period, any unexercised SARs and stock options expire.

We estimate the fair value of SARs using a modified Black-Scholes option pricing model. We did not grant a material amount of SARs in 2012, 2011 or 2010.

We use historical data to estimate the period of time that stock options or SARs are expected to be outstanding. Expected volatilities are based on a weighted average of the historical volatility of our stock price and implied volatility from traded options on our stock. The risk-free interest rate for periods within the expected life of the stock option or SAR is based on the benchmark five-year U.S. Treasury rate in effect on the date of grant. The dividend yield assumption is based on our historical dividends declared.

The stock option and SAR transactions during 2012, 2011 and 2010 were as follows:

(Millions, except exercise price and remaining life)	Number of Stock Options and SARs		Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

2010
Outstanding, beginning of year	44.1		$28.88	4.7	$356.6
Granted	—	(1)	29.20	—	—
Exercised	(5.0)		10.65	—	102.4
Expired or forfeited	(1.3)		37.32	—	—
Outstanding, end of year	37.8		$31.01	4.1	$232.9

Exercisable, end of year	33.3		$30.22	3.6	$232.1

2011
Outstanding, beginning of year	37.8		$31.01	4.1	$232.9
Granted	.1		36.87	—	—
Exercised	(10.0)		17.35	—	228.8
Expired or forfeited	(1.6)		47.95	—	—
Outstanding, end of year	26.3		$35.18	4.0	$246.3

Exercisable, end of year	24.7		$35.38	3.8	$230.6

2012
Outstanding, beginning of year	26.3		$35.18	4.0	$246.3
Granted	.1		44.79	—	—
Exercised	(6.7)		22.73	—	148.0
Expired or forfeited	(.3)		43.02	—	—
Outstanding, end of year	19.4		$39.34	3.5	$163.8

Exercisable, end of year	19.4		$39.34	3.5	$163.8

(1) Rounds to zero.

The following is a summary of information regarding stock options and SARs outstanding and exercisable at December 31, 2012:

	Outstanding and Exercisable
Range of Exercise Prices	Number Outstanding and Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Aggregate Intrinsic Value
10.00-20.00	2.2	.8	$17.00	$63.1
20.00-30.00	.1	5.1	24.49	3.1
30.00-40.00	6.3	3.9	32.92	84.4
40.00-50.00	4.2	3.8	43.36	13.2
50.00-60.00	6.6	3.7	50.51	—
$0.00-$60.00	19.4	3.5	$39.34	$163.8

The fair value of RSUs and PSUs are based on the market price of our common stock on the date of grant. Beginning in 2010, we granted MSUs to certain employees. We estimate the fair value of MSUs using a Monte Carlo simulation. MSUs granted in 2012 were valued using two separate performance periods, which resulted in a weighted average per share fair value of $46.36 and $46.84, respectively, for the two-year and three-year vesting period tranches, using the assumptions noted in the table below. In addition, the MSUs granted in 2011 and 2010 had a weighted average per share fair value of $38.79 and $33.85, respectively, using the assumptions noted in the following table:

	2012
	Two-year	Three-year	2011	2010
Dividend yield	1.6%	1.6%	1.6%	.1%
Historical volatility	30.3%	39.7%	36.5%	58.7%
Risk-free interest rate	.2%	.3%	.6%	.9%
Initial price	$44.79	$44.79	$36.87	$29.20

As the MSUs granted in 2012 have two separate performance periods (two years and three years), the annualized volatility of the price of our common stock was calculated over the two-year and three-year periods preceding the grant date. The annualized volatility of the price of our common stock was calculated over the 22 months and two-year periods preceding the grant date, respectively, for the MSUs granted in 2011 and 2010, respectively. The risk-free interest rates for periods within the expected life of the MSUs are based on a constant maturity yield curve, a 22 month interpolated and two-year U.S. Treasury rate, each in effect on the date of grant for the the MSUs granted during 2012, 2011 and 2010, respectively. The dividend yield assumptions for 2012 and 2011, respectively, were based on our expected 2012 and 2011 annual dividend payout, respectively, and the 2010 dividend yield assumption was based on our historical dividends declared.

RSU, MSU and PSU transactions in 2012, 2011 and 2010 were as follows (number of units in millions):

	2012		2011		2010
	RSUs, MSUs and PSUs	Weighted Average Grant Date Fair Value	RSUs, MSUs and PSUs	Weighted Average Grant Date Fair Value	RSUs, MSUs and PSUs	Weighted Average Grant Date Fair Value
RSUs, MSUs and PSUs at beginning of year	6.7	$33.62	5.0	$31.16	3.1	$34.6
Granted	4.6	43.71	3.9	37.43	3.8	29.22
Vested	(7.7)	34.69	(1.3)	33.34	(1.3)	34.22
Forfeited	(.2)	37.37	(.9)	33.65	(.6)	34.78
RSUs, MSUs and PSUs at end of year	3.4	$43.25	6.7	$33.62	5.0	$31.16

During 2012, 2011 and 2010, the following activity occurred under the Plans:

(Millions)	2012	2011	2010
Cash received from stock option exercises	$89.8	$150.4	$52.6
Intrinsic value of options/SARs exercised and stock units vested	492.5	280.7	140.3
Tax benefits realized for the tax deductions from stock options and SARs exercised and stock units vested	172.4	98.2	49.1
Fair value of stock options, SARs and stock units vested (1)	273.4	98.5	105.7

(1)	The fair value represents the total dollar value of the stock options, SARs and stock units as of the grant date.

We settle our stock options, SARs and stock units with newly-issued common stock and generally utilize the proceeds from stock options to repurchase our common stock in the open market in the same period.

In 2012, 2011 and 2010 we recorded share-based compensation expense of $122 million, $141 million and $110 million, respectively, in general and administrative expenses. We also recorded related tax benefits of $32 million, $47 million and $30 million in 2012, 2011 and 2010, respectively. At December 31, 2012, $97 million of total unrecognized compensation costs related to stock options, SARs and stock units is expected to be recognized over a weighted-average period of 1.6 years.